Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Ownership and Operation of Tanker Vessels

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning Company	Incorporation date	Vessel	Dead Weight tons “DWT”	Year built	Acquisition date
Fourthone	05/30/2007	Pyxis Malou	50,667	2009	02/16/2009
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015
Tenthone	04/22/2021	Pyxis Karteria	46,652	2013	07/15/2021
Eleventhone	11/09/2021	Pyxis Lamda	50,145	2017	12/20/2021

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the six month periods ended June 30, 2021 and 2022, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Six months ended June 30,
	2021	2022
A	0%	36%
B	0%	23%
C	62%	0%
Total	62%	59%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that are presented in the accompanying interim condensed consolidated statement of cash flows for the six month periods ended June 30, 2021 and 2022.

	June 30,	June 30,
	2021	2022
Cash and cash equivalents	$10,199	$3,636
Restricted cash, current portion	—	355
Restricted cash, net of current portion	2,450	2,250
Total cash and cash equivalents and restricted cash	$12,649	$6,241